CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 69,905,290	$ 97,057,810
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,261,339,014	3,605,057,489
Ordinary shares, shares outstanding	4,261,339,014	3,605,057,489
Property, plant and equipment	1,253,542,691	889,752,609
Solar energy projects systems
Property, plant and equipment	$ 385,477,374	$ 48,148,639